BORROWINGS	12 Months Ended
Dec. 31, 2011
BORROWINGS

6. BORROWINGS

The Group’s bank borrowings consisted of the following:

	December 31,
	2010	2011
Short-term bank borrowings	$9,466,375	$52,334,370
Long-term bank borrowings, current portion	59,494,273	59,470,875
Other short-term borrowing	2,639,984	—

Subtotal	71,600,632	111,805,245
Long-term bank borrowings, non-current portion	83,001,176	165,646,211

Total	$154,601,808	$277,451,456

Short-term borrowings

The Group’s short-term bank borrowing consisted of the following:

	December 31,
	2010	2011
Short-term borrowing guaranteed by Daqo Group	$9,466,375	$9,515,340
Short-term borrowing guaranteed by Daqo Group and Mr. Guangfu Xu and Mr. Xiang Xu	—	42,819,030

Total	$9,466,375	$52,334,370

The Company has short-term bank facilities of $nil and $17,444,790 with various banks were available as of December 31, 2010 and 2011, respectively.

The interest rate on the short-term bank borrowing was 5.81% and 6.6% as of December 31, 2010 and 2011. The other short term borrowing was borrowed from an independent third party, was interest free and repaid in September 2011.

Long-term borrowings

The major bank borrows are as follows:

On October 8, 2008, Daqo New Material entered into a seven-year long term bank borrowing agreement with China Construction Bank. Such borrowing is restricted to the purchase of fixed assets and has a maximum borrowing amount $63.4 million (RMB400 million), bearing standard five-year long term interest rate issued by People’s Bank of China. The borrowing is guaranteed by Daqo Group. As of December 31, 2011, Daqo New Material had drawn down $63.4 million (RMB400 million), repaid $28.5 million (RMB180 million) and had no facility available for future draw down. There are no financial covenants associated with the facility.

On January 21, 2009, Chongqing Daqo entered into a six-year long term facility agreement with China Construction Bank. Such borrowing is restricted to the purchase of fixed assets and has a maximum borrowing amount $63.4 million (RMB400 million), bearing standard five-year long term interest rate issued by People’s Bank of China. The borrowing is guaranteed by Daqo Group. As of December 31, 2011, Chongqing Daqo had drawn down $63.4 million (RMB400 million), repaid $28.9 million (RMB182 million) and had no facility available for future draw down. There are no financial covenants associated with the facility.

On September 28, 2011, Chongqing Daqo entered into a four-year credit facility agreement with Huaxia Bank with maximum amount of $63.4 million (RMB400 million). Chongqing Daqo drew down $60.2 million (RMB380 million), including: $20.6 million (RMB130 million) with fixed interest rate of 6.65%, which is designated for working capital and $39.6 million (RMB250 million) with fixed interest rate of 6.9% which is restricted to the purchase of fixed assets. Chongqing Daqo repaid $0.6 million in 2011 and had $3.2 million (RMB20 million) facility available for future draw down as of December 31, 2011. This credit facility is guaranteed by Daqo Group and also collateralized by Chongqing Daqo’s one land use right, which have a book value of $2.1 million (RMB13 million). The facility contains a covenant which requires the Company maintain a certain debt to asset ratio and Chongqing Daqo was in compliance with the covenant as of December 31, 2011.

On September 30, 2011, Xinjiang Daqo entered into a six-year bank borrowing agreement with Bank of China. Such borrowing is restricted to the purchase of fixed assets and has a maximum borrowing amount of $155.4 million (RMB980 million) and bears interest at standard five-year long term interest rate issued by People’s Bank of China plus 5%. The borrowing contains a debt to asset ratio financial covenant. The borrowing is guaranteed by Daqo Group, Daqo New Material, two affiliated companies under Daqo Group and Mr. Guangfu Xu. As of December 31, 2011, Xinjiang Daqo had drawn down $39.6 million (RMB250 million) and had $115.8 million (RMB730 million) facility available for future draw down. The loan was in compliance with the covenants as of December 31, 2011.

On October 26, 2011, Chongqing Daqo entered into a four-year credit facility agreement with Chongqing Rural Commercial Bank. Such borrowing is restricted to the purchase of fixed assets and has a maximum borrowing amount $38.9 million (RMB 245.5 million) and bears interest at three to five-year long term interest rate issued by People’s Bank of China plus 10%. The borrowing is guaranteed by Daqo Group, Mr Guangfu Xu and Mr Xiang Xu. As of December 31, 2011, Chongqing Daqo had drawn down $38.9 million (RMB 245.5 million). There are no financial covenants associated with the facility.

The weighted average interest rate as of December 31, 2010 and 2011 for the Group’s long-term bank borrowings was 5.86% and 6.93%, respectively.

The principal maturities of these long-term bank borrowings as of December 31, 2011 are as follows:

December 31,	Amount
2012	$59,470,875
2013	70,730,694
2014	63,990,662
2015	30,924,855

Total	$225,117,086